UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Austria GmbH

Address:  Wallnerstrasse 3/21
          1010 Wien
          Austria

13F File Number: 028-15335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Andrea Preslmair-Enzenhofer
Title:       Chief Compliance Officer
Phone:       43 (0) 1 22 789-0


Signature, Place and Date of Signing:

/s/ Andrea Preslmair-Enzenhofer        Vienna, Austria         May 15, 2013
-----------------------------------    -----------------    ------------------
     [Signature]                        [City, State]             [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
--------------------            --------------------------------------
028-11089                       Lansdowne Partners Limited Partnership

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total: $5,359
                                        (thousands)


List of Other Included Managers:

NONE


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8

                                 TITLE                   VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP     (X1000)    PRN AMT   PRN CALL  DISCRETION  MANGRS    SOLE      SHARED  NONE
ALEXZA PHARMACEUTICALS INC     COM NEW       015384209   5,359     1,212,555   SH         SOLE               1,212,555






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